CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED BALANCE SHEETS
Accounts receivable trade, allowance	$ 29,545	$ 32,733
Advances to suppliers - current, allowance	7,222	5,702
Advances to suppliers - non-current, allowance	$ 13,059	$ 15,224
Common share, par value (in dollars per share)	$ 0	$ 0
Common shares, shares issued (in shares)	59,371,684	59,180,624
Common shares, shares outstanding (in shares)	59,371,684	59,180,624
Treasury stock, shares issued (in shares)	609,516	0